Risk Management and Hedging Activities - Summary of Gross and Net Amounts of Derivative Instruments (Detail) - Commodity derivatives - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Values Of Financial Assets And Liabilities Including Derivative Financial Instruments [Line Items]
Gross Amounts of Assets Presented in the Balance Sheet	$ 47	$ 175
Amounts Not Offset in the Balance Sheet - Financial Instruments	0	(1)
Net Amount, Assets	47	174
Gross Amounts of Liabilities Presented in the Balance Sheet	(92)	(81)
Amounts Not Offset in the Balance Sheet - Financial Instruments	0	0
Net Amount, Liabilities	$ (92)	$ (81)